SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash	$ 271,847			$ 271,847	$ 426,913
Cash equivalents	0			0	0
Trust account, cash balance, with U.S. treasury bills	74,237,487			74,237,487	71,419,358
Interest and dividend income earned from trust account	952,787	$ 760,871	$ 760,871	2,818,129	1,729,358
Unrecognized tax benefits	0			0	0
Accrued for interest and penalties	0			0	0
Cash, FDIC insured amount	$ 250,000			$ 250,000	250,000
Interests earned from trust account					1,729,358
Cash [Member]
Cash and Cash Equivalents [Line Items]
Trust account, cash balance					8,208
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Trust account, cash balance, with U.S. treasury bills					$ 71,411,150